Patents and other intangible assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) patent	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 875,186
Charge	(53,050)	$ (67,919)
Impairment	(696,180)	0
Ending balance	$ 146,124		$ 875,186
Number of patents | patent	6
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 706,748
Ending balance	0		706,748
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	168,438
Ending balance	146,124		168,438
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,658,639	1,531,504	1,531,504
Additions	42,481		127,135
Impairment	(1,317,614)
Ending balance	383,506		1,658,639
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,275,133	1,147,998	1,147,998
Additions	42,481		127,135
Impairment	(1,317,614)
Ending balance	0		1,275,133
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	383,506	383,506	383,506
Additions	0		0
Impairment	0
Ending balance	383,506		383,506
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(783,453)	(641,684)	(641,684)
Charge	(75,363)		(141,769)
Impairment	(621,434)
Ending balance	(237,382)		(783,453)
Accumulated amortization | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(568,385)	(473,662)	(473,662)
Charge	(53,049)		(94,723)
Impairment	(621,434)
Ending balance	0		(568,385)
Accumulated amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(215,068)	$ (168,022)	(168,022)
Charge	(22,314)		(47,046)
Impairment	0
Ending balance	$ (237,382)		$ (215,068)